LOANS AND ADVANCES TO FINANCIAL INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of loans and advances to financial institutions

	R$ thousands
	On December 31, 2024	On December 31, 2023
Reverse repurchase agreements (1)	178,260,906	186,599,349
Loans to financial institutions	18,160,221	18,504,300
Expected credit loss	(187,829)	(990)
Total	196,233,298	205,102,659
(1)	On December 31, 2024, it included financial investments given in guarantee in the amount of R$151,175,863 thousand (R$127,843,191 thousand on December 31, 2023).